consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 938	$ 867
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,036	4,069
Deferred income taxes	(167)	(140)
Share-based compensation expense, net	151	117
Net employee defined benefit plans expense	73	72
Employer contributions to employee defined benefit plans	(22)	(28)
Gain on contributions of real estate to joint ventures	(110)	(35)
Loss from equity accounted investments	18	26
Other	(91)	103
Net change in non-cash operating working capital	21	(552)
Cash provided by operating activities	4,847	4,499
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(2,750)	(3,182)
Cash payments for spectrum licences	(637)	(29)
Cash payments for acquisitions, net	(359)	(1,289)
Advances to, and investment in, real estate joint ventures and associates	(18)	(138)
Real estate joint venture receipts	109	10
Proceeds on disposition	21	12
Investment in portfolio investments and other	(66)	(132)
Cash used by investing activities	(3,700)	(4,748)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,562)	(1,315)
Issue (repayment) of short-term borrowings, net	825	(2)
Long-term debt issued	6,455	9,223
Redemptions and repayment of long-term debt	(6,818)	(7,690)
Shares of subsidiary purchased from non-controlling interests, net	(25)	(57)
Other	(17)	(20)
Cash provided (used) by financing activities	(1,142)	139
CASH POSITION
Increase (decrease) in cash and temporary investments, net	5	(110)
Cash and temporary investments, net, beginning of period	864	974
Cash and temporary investments, net, end of period	869	864
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(1,330)	(1,196)
Interest received	33	23
Income taxes paid, net	$ (358)	$ (389)